INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 8,017,579	R$ 8,017,579
Facepa
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Fibria
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
Other
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 1,196	R$ 1,196